Financial instruments - Narrative (Details)	Sep. 10, 2021 USD ($)	Apr. 03, 2021 USD ($)	Jan. 22, 2020 USD ($)	May 07, 2019 USD ($)	Nov. 08, 2018 USD ($)	Oct. 31, 2018 CLF	Mar. 31, 2018 CLF	Oct. 23, 2014 USD ($)	Apr. 04, 2012 USD ($)	Apr. 21, 2010 USD ($)	Jan. 13, 2009 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLF	Jan. 15, 2018	Apr. 04, 2012 CLF	Jan. 13, 2009 CLF
Financial instruments [Line Items]
Notional amounts												$ 345,949,000	$ 43,396,000
Outstanding purchase commitments												191,319,000	166,209,000
Single series bond One | Unsecured obligations
Financial instruments [Line Items]
Notional amounts										$ 250,000,000
Effective rate										5.50%
Maturity date										10
Single series bond Three
Financial instruments [Line Items]
Notional amounts												$ 302,658,000	$ 2,658,000
Effective rate												0.56%	0.74%	0.74%
Single series bond Three | Unsecured obligations
Financial instruments [Line Items]
Notional amounts		$ 300,000,000										$ 300,000,000
Effective rate		3.625%
Maturity date		10
Single series bond Two
Financial instruments [Line Items]
Notional amounts												$ 4,648,000	$ 4,648,000
Effective rate												1.17%	1.56%	1.56%
Single series bond Two | Unsecured obligations
Financial instruments [Line Items]
Notional amounts												$ 250,000,000
Series H bonds
Financial instruments [Line Items]
Notional amounts												$ 17,566,000	$ 16,026,000
Effective rate												1.23%	1.75%	1.75%
Series H bonds | Unsecured obligations
Financial instruments [Line Items]
Notional amounts											$ 139,216,000	$ 13,117,000	$ 14,870,000	CLF 363,636.36			CLF 4,000,000
Effective rate											4.90%						4.90%
Maturity date											21
Series Q bonds
Financial instruments [Line Items]
Notional amounts												$ 351,000	$ 314,000
Effective rate						3.45%						2.63%	2.72%	2.72%
Proceeds from disposal or maturity of available-for-sale financial assets					$ 83,567,623,842
Bond authorized to issue | CLF						CLF 3,000,000
Series P bonds
Financial instruments [Line Items]
Notional amounts												$ 1,830,000	$ 1,636,000
Effective rate												1.72%	2.04%	2.04%
Series P bonds | Unsecured obligations
Financial instruments [Line Items]
Notional amounts | CLF							CLF 3,000,000
Effective rate															3.25%
Maturity date							P10Y
Single Series Bond Six
Financial instruments [Line Items]
Notional amounts												$ 7,508,000	$ 7,508,000
Effective rate												3.79%	4.00%	4.00%
Single Series Bond Six | Unsecured obligations
Financial instruments [Line Items]
Notional amounts			$ 400,000,000
Effective rate			4.25%
Maturity date			2050
Single series bond Five
Financial instruments [Line Items]
Notional amounts												$ 2,869,000	$ 2,869,000
Effective rate												3.01%	3.23%	3.23%
Single series bond Five | Unsecured obligations
Financial instruments [Line Items]
Notional amounts				$ 450,000,000
Effective rate				4.25%
Maturity date				2029
Series O bonds
Financial instruments [Line Items]
Notional amounts												$ 965,000	$ 863,000
Effective rate												1.89%	2.06%	2.06%
Series O bonds | Unsecured obligations
Financial instruments [Line Items]
Notional amounts									$ 69,901,000							CLF 1,500,000
Effective rate									3.80%							3.80%
Maturity date									21
Single series bond Four | Unsecured obligations
Financial instruments [Line Items]
Notional amounts								$ 250,000,000
Effective rate								4.375%
Maturity date								2025
Single Series Seventh Issue Bonds
Financial instruments [Line Items]
Notional amounts												$ 7,554,000	$ 6,874,000
Effective rate												3.44%	3.62%	3.62%
Single Series Seventh Issue Bonds | Unsecured obligations
Financial instruments [Line Items]
Notional amounts	$ 700,000,000
Effective rate	3.50%
Maturity date	2051
Cross currency swap contracts | Series H bonds | Unsecured obligations
Financial instruments [Line Items]
Notional amounts												$ 993,000	$ 760,000